Significant accounting policies - Additional Information (Detail) € in Thousands			1 Months Ended	12 Months Ended
	Dec. 19, 2022 EUR (€) instrument test	May 27, 2019 EUR (€) drawdown	Dec. 31, 2022 EUR (€) associate	Dec. 31, 2022 EUR (€) associate	Dec. 31, 2021 EUR (€) associate	Dec. 31, 2020 EUR (€) associate	Jul. 28, 2022 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Significant Accounting Policies [Line Items]
Equity			€ 27,758	€ 27,758	€ (76,652)	€ (73,744)		€ (37,596)
Cash and cash equivalents			83,022	83,022	24,652	8,274		€ 21,277
Non-current portion of non-current borrowings			269,033	269,033	213,128
Lease liabilities			51,324	51,324	31,617
Trade and other current payables			€ 56,390	56,390	29,333
Proceeds from borrowings				159,210	44,315	38,339
Repayments of borrowings, classified as financing activities				€ 23,403	€ 0	€ 0
Number of associates | associate			1	1	0	0
Reimbursements number of suppliers | associate				1
Interest Rate Cap
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount	€ 181,487
Number of interest rates caps | instrument	2
Cost of Sales
Disclosure Of Significant Accounting Policies [Line Items]
Depreciation expense				€ (17,450)
Amortisation expense				€ (2,883)
Motor vehicles
Disclosure Of Significant Accounting Policies [Line Items]
Lease contractual term				4 years
Computer software
Disclosure Of Significant Accounting Policies [Line Items]
Lease contractual term				5 years
Lease contractual extension term				2 years
Office Building
Disclosure Of Significant Accounting Policies [Line Items]
Lease contractual term				5 years
Subleases contractual term				3 years
Cash-generating units | Cash Flow Period, Measurement Input | Discounted cash flow
Disclosure Of Significant Accounting Policies [Line Items]
Unobservable input, assets			5	5
Capitalized Development Costs
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill				3 years
Management Incentive Plan
Disclosure Of Significant Accounting Policies [Line Items]
Blocking period				18 months
Senior Debt Bank Facility
Disclosure Of Significant Accounting Policies [Line Items]
Increase via accordion feature					€ 2,563		€ 50,000
Notional amount		€ 120,000
Number of drawdowns | drawdown		3
Proceeds from borrowings					44,315
Repayments of borrowings, classified as financing activities	€ 170,000
Renewed facility
Disclosure Of Significant Accounting Policies [Line Items]
Increase via accordion feature	230,000		€ 230,000	€ 230,000
Notional amount	€ 400,000		€ 400,000	400,000
Number of drawdowns | associate			2
Proceeds from borrowings			€ 279,210
Derivatives to hedge by interest rate risk	65.00%
Renewed facility | Minimum
Disclosure Of Significant Accounting Policies [Line Items]
Strike price percentage	0.0150
Renewed facility | Maximum
Disclosure Of Significant Accounting Policies [Line Items]
Strike price percentage	0.0343
Renewed facility | Financing And Refinancing Capital Expenditures
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount	€ 200,000
Renewed facility | Issuance Of Guarantees And Letters Of Credit
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount	€ 30,000
Testing period	6 months
Testing deferral period	12 months
Covenant break remedy period	10 days
Covenant repair consecutive opportunities | test	2
Covenant break total opportunities | test	4
Draw down condition breach remediation period	20 days
Renewed facility | More than one year
Disclosure Of Significant Accounting Policies [Line Items]
Undrawn borrowing facilities			€ 120,790	€ 120,790	€ 0